EMPLOYEE POST-RETIREMENT BENEFITS - Obligations, Fair Value and Weighted Average Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Funded status based on accumulated benefit obligation
Plan assets at fair value	CAD 2,636	CAD 2,437
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	CAD (2,780)	CAD (2,658)
Plan assets at fair value	2,591	2,398
Funded Status – Plan Deficit	(189)	(260)
Funded status based on accumulated benefit obligation
Accumulated benefit obligation	(2,600)	(2,437)
Plan assets at fair value	2,591	2,398	CAD 2,152
Funded Status – Plan Deficit	(9)	(39)
Accumulated benefit obligation and fair value of plan assets for plans that are not fully funded
Accumulated benefit obligation	(807)	(715)
Plan assets at fair value	680	597
Funded Status – Plan Deficit	CAD (127)	CAD (118)
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans | Debt securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	34.00%	31.00%
Amount of debt or common shares included in plan assets	CAD 2	CAD 1
Percentage of Plan Assets	0.10%	0.10%
Pension Benefit Plans | Debt securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	25.00%
Pension Benefit Plans | Debt securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	35.00%
Pension Benefit Plans | Equity securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	66.00%	69.00%
Amount of debt or common shares included in plan assets	CAD 4	CAD 1
Percentage of Plan Assets	0.10%	0.10%
Pension Benefit Plans | Equity securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	50.00%
Pension Benefit Plans | Equity securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	70.00%
Pension Benefit Plans | Alternatives
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	0.00%	0.00%
Pension Benefit Plans | Alternatives | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	5.00%
Pension Benefit Plans | Alternatives | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	15.00%
Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	CAD (198)	CAD (191)
Funded Status – Plan Deficit	(198)	(191)
Funded status based on accumulated benefit obligation
Plan assets at fair value	CAD 45	CAD 39	CAD 35